Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Cash flows from operating activities
Net loss	$ (974,738)	$ (929,870)
Stock based compensation	471,122	279,497
Depreciation	130,625	222,530
Loss on the sale of equipment	0	31,641
Loss on investment	0	43,214
Change in derivative liability	0	152,612
Amortization of note discount	7,723	0
Change in balance sheet accounts
Cryptocurrencies	(49,598)	31,876
Notes receivable	62,407	93,610
Prepaid expenses	641,425	(125,452)
Accounts payable and accrued expenses	(100,482)	127,610
Accrued officer compensation	372,735	0
Customer advances	(703,500)	0
Deferred revenue	(14,365)	(21,548)
Accrued interest - related party	60,712	48,991
Net cash (used in) operating activities	(95,934)	(45,290)
Cash flows from investing activities
Purchase of fixed assets	(18,000)	(79,728)
Net cash (used in) investing activities	(18,000)	(79,728)
Cash flows from financing activities:
Proceeds from Series A preferred stock	25,000	0
Proceeds from Series B preferred stock	200,000	0
Loan repayment	(63,027)	0
Related party loans	250,000	325,000
Net cash provided by financing activities	411,973	325,000
Net increase in cash and cash equivalents	298,040	199,982
Cash and cash equivalents at beginning of period	499,270	270,547
Cash and cash equivalents at end of period	797,310	470,529
Supplemental disclosure of non-cash investing and financing activity
Proceeds received from bitcoin loan	0	577,934
Repayment of bitcoin loan in bitcoin	0	183,013
Purchase of equipment for loan payable	1,035,000	0
Deemed dividend on Series A Convertible Preferred Stock	2,960,648
Purchase of equipment with bitcoin	$ 0	$ 339,525